Supplementary Oil and Natural Gas Disclosures (Unaudited) (Details Textual)	12 Months Ended
	Dec. 31, 2011 MMBbls MMBTU	Dec. 31, 2010 MMBoe MMBTU MMBbls	Jan. 31, 2010
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Average production costs per barrel of oil equivalents (BOE)	12.51	19.99
Percentage of annual discount rate for future cash flows	10.00%
Supplementary Oil and Natural Gas Disclosures (Textual) [Abstract]
Percentage of ownership acquired by Wild Well in Shell Offshore Inc.'s Gulf of Mexico Bullwinkle platform			100.00%
Conveyance of undivided interest in assets and related well plugging and abandonment obligations			49.00%
Twelve month average price on the basis of which oil price is estimated	96.19	79.40
Twelve month average price on the basis of which gas price is estimated	4.118	4.38
Crude Oil [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Average sales prices	108.79	77.04
Natural Gas [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Average sales prices	3.45	5.00
Oil and Gas activities [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Percentage of annual discount rate for future cash flows	10.00%
Company's Share of Equity-Method Investments [Member] | Crude Oil [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Average sales prices	4.40	4.78
Average production costs per barrel of oil equivalents (BOE)	26.30	25.35
Company's Share of Equity-Method Investments [Member] | Natural Gas [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Average sales prices	113.28	79.21